Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Select Mid Cap Growth Fund - Class A | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Class A | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class A | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class A | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class A | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class A | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class A | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class C | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Class C | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class C | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class C | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class C | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class C | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class C | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional Class | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional Class | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional Class | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class S | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Mid Cap Growth Fund - Class S | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class S | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class S | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class S | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class S | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class S | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class S | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Select Mid Cap Growth Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Growth Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Select Mid Cap Growth Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Mid Cap Growth Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Select Mid Cap Growth Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Mid Cap Growth Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Growth Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Select Mid Cap Growth Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%